Future Net Benefit Payments Expected for Post Employee Benefit Obligations (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Year-ended 2014	$ 493
Year-ended 2015	580
Year-ended 2016	682
Year-ended 2017	807
Year-ended 2018	940
Years-ended 2019 through 2023	6,974
Total	$ 10,476